Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
March 31, 2023
ANIF-NPRT1-0523
1.799846.119
Common Stocks - 96.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 15.5%
Entertainment - 2.4%
Activision Blizzard, Inc.	526,000	45,020
Liberty Media Corp. Liberty Formula One Series C (a)	416,276	31,150
Netflix, Inc. (a)	758,190	261,939
Sea Ltd. ADR (a)	113,500	9,823
The Walt Disney Co. (a)	8,400	841
Universal Music Group NV	806,090	20,414
		369,187
Interactive Media & Services - 12.5%
Alphabet, Inc. Class A (a)	7,720,120	800,808
Bumble, Inc. (a)	290,884	5,687
Epic Games, Inc. (a)(b)(c)	23,900	17,821
Meta Platforms, Inc. Class A (a)	5,366,916	1,137,459
		1,961,775
Media - 0.0%
Comcast Corp. Class A	24,200	917
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	657,600	95,247
TOTAL COMMUNICATION SERVICES		2,427,126
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.4%
General Motors Co.	144,540	5,302
Harley-Davidson, Inc.	104,200	3,956
Hyundai Motor Co.	77,337	10,963
Rad Power Bikes, Inc. (a)(b)(c)	474,452	1,466
Rivian Automotive, Inc. (a)	26,456	410
Tesla, Inc. (a)	127,352	26,420
Toyota Motor Corp.	884,702	12,594
		61,111
Broadline Retail - 4.1%
Amazon.com, Inc. (a)	5,940,400	613,584
Coupang, Inc. Class A (a)	902,565	14,441
Dollarama, Inc.	48,472	2,897
Global-e Online Ltd. (a)	143,500	4,625
MercadoLibre, Inc. (a)	5,300	6,986
		642,533
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	13,200	1,882
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	301,896	37,556
Booking Holdings, Inc. (a)	2,300	6,101
Caesars Entertainment, Inc. (a)	270,000	13,179
Chipotle Mexican Grill, Inc. (a)	4,827	8,246
Churchill Downs, Inc.	3,600	925
Deliveroo PLC Class A (a)(d)	3,535,620	3,991
Evolution AB (d)	12,200	1,632
Flutter Entertainment PLC (a)	5,500	993
Hilton Worldwide Holdings, Inc.	527,468	74,304
Hyatt Hotels Corp. Class A (a)	12,900	1,442
Las Vegas Sands Corp. (a)	15,900	913
Marriott International, Inc. Class A	5,200	863
McDonald's Corp.	37,900	10,597
Restaurant Brands International, Inc.	28,200	1,893
Sweetgreen, Inc. Class A (a)	247,700	1,942
Zomato Ltd. (a)	2,766,561	1,730
		166,307
Household Durables - 0.2%
Blu Investments LLC (a)(b)(c)	98,215,581	30
D.R. Horton, Inc.	124,275	12,140
Lennar Corp. Class A	203,618	21,402
PulteGroup, Inc.	3,200	186
		33,758
Internet & Direct Marketing Retail - 0.1%
Uber Technologies, Inc. (a)	697,300	22,104
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	30,900	666
Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc.	599,806	39,137
Auto1 Group SE (a)(d)	51,600	365
AutoZone, Inc. (a)	7,050	17,330
Dick's Sporting Goods, Inc.	320,045	45,411
Fanatics, Inc. Class A (a)(b)(c)	372,921	26,891
Floor & Decor Holdings, Inc. Class A (a)(e)	217,500	21,363
FSN E-Commerce Ventures Private Ltd.	10,674	16
Lowe's Companies, Inc.	387,500	77,488
National Vision Holdings, Inc. (a)	22,741	428
O'Reilly Automotive, Inc. (a)	48,371	41,066
The Home Depot, Inc.	299,613	88,422
TJX Companies, Inc.	698,903	54,766
Ulta Beauty, Inc. (a)	61,100	33,340
Wayfair LLC Class A (a)	96,078	3,299
Williams-Sonoma, Inc.	231,332	28,144
		477,466
Textiles, Apparel & Luxury Goods - 1.4%
Brunello Cucinelli SpA	885,100	87,782
Capri Holdings Ltd. (a)	215,000	10,105
China Hongxing Sports Ltd. (a)(c)	5,977,800	0
Deckers Outdoor Corp. (a)	21,182	9,522
Dr. Martens Ltd.	1,134,150	1,991
lululemon athletica, Inc. (a)	14,144	5,151
LVMH Moet Hennessy Louis Vuitton SE	42,500	39,011
NIKE, Inc. Class B	109,603	13,442
On Holding AG (a)	597,100	18,528
Ralph Lauren Corp. (e)	53,300	6,219
Tapestry, Inc.	617,529	26,622
		218,373
TOTAL CONSUMER DISCRETIONARY		1,624,200
CONSUMER STAPLES - 2.5%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	135,824	9,054
Constellation Brands, Inc. Class A (sub. vtg.)	21,600	4,879
Diageo PLC	111,858	4,992
PepsiCo, Inc.	236,560	43,125
The Coca-Cola Co.	1,953,118	121,152
		183,202
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	148,000	7,441
Casey's General Stores, Inc.	24,800	5,368
Costco Wholesale Corp.	187,200	93,014
Dollar Tree, Inc. (a)	224,400	32,213
Performance Food Group Co. (a)	25,900	1,563
		139,599
Food Products - 0.1%
Lamb Weston Holdings, Inc.	42,700	4,463
Mondelez International, Inc.	173,100	12,069
		16,532
Household Products - 0.2%
Procter & Gamble Co.	233,900	34,779
Personal Products - 0.1%
L'Oreal SA (a)	29,812	13,321
L'Oreal SA	2,300	1,028
Olaplex Holdings, Inc. (a)	561,746	2,399
		16,748
TOTAL CONSUMER STAPLES		390,860
ENERGY - 6.4%
Energy Equipment & Services - 0.1%
Nextier Oilfield Solutions, Inc. (a)	606,900	4,825
Noble Corp. PLC	4,432	175
Schlumberger Ltd.	32,900	1,615
		6,615
Oil, Gas & Consumable Fuels - 6.3%
Antero Resources Corp. (a)	542,400	12,524
Birchcliff Energy Ltd. (e)	169,400	960
Canadian Natural Resources Ltd.	1,130,888	62,582
Cenovus Energy, Inc.	1,087,900	18,995
Cenovus Energy, Inc. (Canada)	208,091	3,631
Cheniere Energy, Inc.	771,817	121,638
Chevron Corp.	359,705	58,689
ConocoPhillips Co.	715,011	70,936
Devon Energy Corp.	197,858	10,014
Diamondback Energy, Inc.	71,943	9,725
EOG Resources, Inc.	301,916	34,609
Equinor ASA	31,900	907
Exxon Mobil Corp.	2,433,007	266,804
GoviEx Uranium, Inc. (a)	642,355	102
GoviEx Uranium, Inc. (a)(d)	23,200	4
GoviEx Uranium, Inc. Class A (a)(d)	2,625,135	418
Hess Corp.	1,245,090	164,775
Marathon Petroleum Corp.	84,700	11,420
Occidental Petroleum Corp.	639,561	39,928
Ovintiv, Inc.	122,600	4,423
Phillips 66 Co.	91,740	9,301
Pioneer Natural Resources Co.	56,565	11,553
Reliance Industries Ltd.	243,531	6,926
Suncor Energy, Inc. (e)	1,025,300	31,832
Tourmaline Oil Corp.	54,500	2,271
Valero Energy Corp.	275,400	38,446
		993,413
TOTAL ENERGY		1,000,028
FINANCIALS - 13.8%
Banks - 3.0%
AIB Group PLC	344,600	1,398
Banco Santander SA (Spain)	1,348,100	5,024
Bank of America Corp.	4,302,265	123,045
Bank of Ireland Group PLC	497,200	5,028
Citigroup, Inc.	58,400	2,738
East West Bancorp, Inc.	54,000	2,997
HDFC Bank Ltd. sponsored ADR	643,371	42,894
JPMorgan Chase & Co.	487,359	63,508
Nu Holdings Ltd. (a)	1,060,866	5,050
Royal Bank of Canada	514,460	49,200
Starling Bank Ltd. Series D (a)(b)(c)	3,787,848	13,411
Wells Fargo & Co.	4,216,216	157,602
		471,895
Capital Markets - 0.9%
BlackRock, Inc. Class A	790	529
Brookfield Asset Management Ltd. Class A	5,622	184
Brookfield Corp. (Canada) Class A	8,200	267
Goldman Sachs Group, Inc.	1,704	557
Morgan Stanley	1,119,147	98,261
MSCI, Inc.	35,419	19,824
S&P Global, Inc.	2,700	931
TulCo LLC (a)(b)(c)(f)	17,377	13,236
		133,789
Consumer Finance - 0.4%
American Express Co.	188,708	31,127
Capital One Financial Corp.	376,300	36,185
		67,312
Diversified Financial Services - 5.6%
Berkshire Hathaway, Inc. Class A (a)	1,888	879,053
Financial Services - 1.3%
Adyen BV (a)(d)	844	1,345
Dlocal Ltd. (a)	633,300	10,272
MasterCard, Inc. Class A	473,100	171,929
Remitly Global, Inc. (a)	202,100	3,426
Toast, Inc. (a)	79,200	1,406
Visa, Inc. Class A	41,100	9,266
		197,644
Insurance - 2.6%
American International Group, Inc.	700,426	35,273
Aon PLC	8,770	2,765
Arch Capital Group Ltd. (a)	26,300	1,785
Arthur J. Gallagher & Co.	303,300	58,024
Brookfield Asset Management Reinsurance Partners Ltd.	889	29
Chubb Ltd.	553,407	107,461
Fairfax Financial Holdings Ltd. (sub. vtg.)	45,667	30,371
Hartford Financial Services Group, Inc.	148,753	10,367
Hiscox Ltd.	2,665,843	36,470
Intact Financial Corp.	110,374	15,796
Marsh & McLennan Companies, Inc.	64,737	10,782
Progressive Corp.	452,010	64,665
The Travelers Companies, Inc.	235,838	40,425
		414,213
TOTAL FINANCIALS		2,163,906
HEALTH CARE - 14.2%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)	65,422	13,105
Argenx SE ADR (a)	93,085	34,682
Ascendis Pharma A/S sponsored ADR (a)	29,200	3,131
BeiGene Ltd. ADR (a)	424	91
Biohaven Ltd.	4,450	61
Galapagos NV sponsored ADR (a)	161,969	6,258
Gilead Sciences, Inc.	363,600	30,168
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	26,062	0
Intellia Therapeutics, Inc. (a)	17,114	638
Legend Biotech Corp. ADR (a)	139,700	6,736
Light Sciences Oncology, Inc. (a)(c)	2,708,254	0
Moderna, Inc. (a)	19,100	2,933
Neurocrine Biosciences, Inc. (a)	1,187	120
Nuvalent, Inc. Class A (a)	46,000	1,200
Regeneron Pharmaceuticals, Inc. (a)	360,299	296,047
Relay Therapeutics, Inc. (a)	167,800	2,764
Sarepta Therapeutics, Inc. (a)	18,000	2,481
Seagen, Inc. (a)	5,100	1,033
United Therapeutics Corp. (a)	71,294	15,967
Vertex Pharmaceuticals, Inc. (a)	338,746	106,729
Zai Lab Ltd. (a)	838,520	2,794
		526,938
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	1,194,808	59,776
DexCom, Inc. (a)	24,600	2,858
Edwards Lifesciences Corp. (a)	17,250	1,427
Figs, Inc. Class A (a)(e)	363,500	2,250
GE Healthcare Holding LLC	185,034	15,178
I-Pulse, Inc. (a)(b)(c)	58,562	184
Inspire Medical Systems, Inc. (a)	3,600	843
Intuitive Surgical, Inc. (a)	155,751	39,790
Masimo Corp. (a)	4,160	768
Straumann Holding AG	25,745	3,861
Stryker Corp.	13,600	3,882
TransMedics Group, Inc. (a)	138,500	10,489
		141,306
Health Care Providers & Services - 4.6%
23andMe Holding Co. Class A (a)(e)	736,199	1,679
agilon health, Inc. (a)	939,400	22,311
AmerisourceBergen Corp.	31,420	5,031
Cardinal Health, Inc.	40,000	3,020
Centene Corp. (a)	574,000	36,283
Cigna Group	411,000	105,023
Elevance Health, Inc.	43,215	19,871
HCA Holdings, Inc.	46,057	12,144
Molina Healthcare, Inc. (a)	5,601	1,498
Option Care Health, Inc. (a)	96,738	3,073
P3 Health Partners, Inc. Class A (a)	193,779	205
UnitedHealth Group, Inc.	1,093,208	516,639
		726,777
Health Care Technology - 0.0%
Doximity, Inc. (a)	61,500	1,991
Schrodinger, Inc. (a)	28,361	747
		2,738
Life Sciences Tools & Services - 1.3%
Danaher Corp.	544,989	137,359
Mettler-Toledo International, Inc. (a)	9,154	14,008
Olink Holding AB ADR (a)	162,700	3,666
Seer, Inc. (a)	59,354	229
Thermo Fisher Scientific, Inc.	51,608	29,745
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	176,934	9,861
Waters Corp. (a)	19,074	5,906
		200,774
Pharmaceuticals - 4.0%
AstraZeneca PLC:
(United Kingdom)	270,800	37,521
sponsored ADR	70,800	4,914
Bristol-Myers Squibb Co.	84,482	5,855
DICE Therapeutics, Inc. (a)	83,800	2,401
Eli Lilly & Co.	924,983	317,658
Euroapi SASU	23,468	268
Intra-Cellular Therapies, Inc. (a)	61,117	3,309
Johnson & Johnson	159,128	24,665
Merck & Co., Inc.	696,792	74,132
Novo Nordisk A/S Series B	25,400	4,034
Nuvation Bio, Inc. (a)	212,427	353
Roche Holding AG (participation certificate)	183,833	52,529
Royalty Pharma PLC	897,050	32,321
Sanofi SA	539,800	58,557
Structure Therapeutics, Inc. ADR	59,000	1,404
UCB SA	15,667	1,401
Ventyx Biosciences, Inc. (a)	4,500	151
Verona Pharma PLC ADR (a)	35,300	709
Zoetis, Inc. Class A	5,800	965
		623,147
TOTAL HEALTH CARE		2,221,680
INDUSTRIALS - 7.1%
Aerospace & Defense - 3.4%
Lockheed Martin Corp.	122,514	57,916
Northrop Grumman Corp.	327,586	151,253
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,573,450	198,156
Class C (a)(b)(c)	45,460	3,500
The Boeing Co. (a)	246,500	52,364
TransDigm Group, Inc.	78,462	57,830
Woodward, Inc.	80,700	7,858
		528,877
Air Freight & Logistics - 0.5%
Delhivery Private Ltd.	444,255	1,794
GXO Logistics, Inc. (a)	416,470	21,015
United Parcel Service, Inc. Class B	319,182	61,918
Zipline International, Inc. (a)(b)(c)	74,930	1,311
		86,038
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	33,300	3,140
Building Products - 0.1%
Toto Ltd. (e)	440,776	14,768
Trane Technologies PLC	26,200	4,820
		19,588
Commercial Services & Supplies - 0.2%
Cintas Corp.	31,012	14,349
Clean Harbors, Inc. (a)	64,000	9,124
Clean TeQ Water Pty Ltd. (a)	3,189	1
GFL Environmental, Inc.	30,600	1,055
Waste Connections, Inc. (United States)	6,800	946
		25,475
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd. (a)	118,000	3,388
Larsen & Toubro Ltd.	35,900	948
		4,336
Electrical Equipment - 0.4%
Acuity Brands, Inc.	48,600	8,881
AMETEK, Inc.	6,500	945
Eaton Corp. PLC	91,100	15,609
Hubbell, Inc. Class B	47,900	11,655
Nextracker, Inc. Class A	25,600	928
nVent Electric PLC	74,125	3,183
Regal Rexnord Corp.	130,700	18,393
		59,594
Ground Transportation - 0.3%
J.B. Hunt Transport Services, Inc.	88,676	15,559
Old Dominion Freight Lines, Inc.	55,600	18,951
RXO, Inc.	428,170	8,409
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	23,600	62
		42,981
Industrial Conglomerates - 0.4%
General Electric Co.	734,703	70,238
Machinery - 0.7%
Caterpillar, Inc.	37,300	8,536
Crane Holdings Co.	8,200	931
Deere & Co.	90,998	37,571
Fortive Corp.	102,800	7,008
Indutrade AB	42,800	908
PACCAR, Inc.	383,542	28,075
Parker Hannifin Corp.	99,100	33,309
		116,338
Professional Services - 0.4%
CACI International, Inc. Class A (a)	81,000	23,999
KBR, Inc.	336,600	18,530
Science Applications International Corp.	140,400	15,087
Verisk Analytics, Inc.	4,900	940
		58,556
Road & Rail - 0.5%
Canadian Pacific Railway Ltd.	969,364	74,644
Trading Companies & Distributors - 0.2%
United Rentals, Inc.	14,200	5,620
W.W. Grainger, Inc.	33,400	23,006
		28,626
TOTAL INDUSTRIALS		1,118,431
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	212,653	35,696
Cisco Systems, Inc.	109,600	5,729
Motorola Solutions, Inc.	10,900	3,119
		44,544
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	1,975,438	161,433
CDW Corp.	53,579	10,442
Coherent Corp. (a)	70,700	2,692
Jabil, Inc.	43,400	3,826
		178,393
IT Services - 0.8%
Accenture PLC Class A	268,411	76,715
ASAC II LP (a)(b)(c)	9,408,021	1,581
Cloudflare, Inc. (a)	52,900	3,262
Endava PLC ADR (a)	80,781	5,427
Gartner, Inc. (a)	70,600	22,999
Okta, Inc. (a)	10,700	923
Shopify, Inc. Class A (a)	39,008	1,870
Snowflake, Inc. (a)	5,900	910
Twilio, Inc. Class A (a)	12,200	813
X Holdings Corp. Class A (c)	97,100	3,548
		118,048
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (a)	1,156,234	113,322
AEHR Test Systems (a)	87,709	2,721
Allegro MicroSystems LLC (a)	94,000	4,511
Analog Devices, Inc.	212,392	41,888
Applied Materials, Inc.	320,200	39,330
ASML Holding NV (Netherlands)	32,900	22,420
Broadcom, Inc.	20,200	12,959
First Solar, Inc. (a)	43,700	9,505
Lam Research Corp.	65,500	34,723
Lattice Semiconductor Corp. (a)	189,805	18,126
Marvell Technology, Inc.	764,687	33,111
Micron Technology, Inc.	52,800	3,186
Monolithic Power Systems, Inc.	8,232	4,120
NVIDIA Corp.	1,618,786	449,650
NXP Semiconductors NV	199,413	37,186
onsemi (a)	555,900	45,762
Qualcomm, Inc.	399,604	50,981
SolarEdge Technologies, Inc. (a)	23,300	7,082
Synaptics, Inc. (a)	108,649	12,076
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	492,500	45,812
		988,471
Software - 9.0%
Adobe, Inc. (a)	343,156	132,242
Agilysys, Inc. (a)	36,800	3,036
ANSYS, Inc. (a)	2,700	899
Atlassian Corp. PLC (a)	39,921	6,833
Autodesk, Inc. (a)	106,931	22,259
Cadence Design Systems, Inc. (a)	222,657	46,778
Check Point Software Technologies Ltd. (a)	46,023	5,983
Clear Secure, Inc. (e)	189,900	4,970
Dynatrace, Inc. (a)	79,900	3,380
Fair Isaac Corp. (a)	894	628
Fortinet, Inc. (a)	242,465	16,114
HashiCorp, Inc. (a)	7,000	205
HubSpot, Inc. (a)	2,500	1,072
Intuit, Inc.	69,962	31,191
Magic Leap, Inc.:
Class A (a)(c)	30,863	278
warrants (a)(c)	46,794	422
Microsoft Corp.	3,474,915	1,001,818
Palo Alto Networks, Inc. (a)	33,600	6,711
Paycom Software, Inc. (a)	2,900	882
Salesforce, Inc. (a)	470,793	94,055
Samsara, Inc. (a)(e)	9,214	182
ServiceNow, Inc. (a)	13,299	6,180
Stripe, Inc. Class B (a)(b)(c)	83,200	1,675
Synopsys, Inc. (a)	19,600	7,571
Tanium, Inc. Class B (a)(b)(c)	1,259,978	9,677
Tenable Holdings, Inc. (a)	168,800	8,020
Volue A/S (a)	365,396	735
Zoom Video Communications, Inc. Class A (a)	12,100	893
		1,414,689
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	3,704,410	610,857
Dell Technologies, Inc.	22,471	904
Samsung Electronics Co. Ltd.	1,233,890	60,794
		672,555
TOTAL INFORMATION TECHNOLOGY		3,416,700
MATERIALS - 4.3%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	27,400	7,870
Albemarle Corp.	40,500	8,952
CF Industries Holdings, Inc.	185,600	13,454
Corteva, Inc.	610,400	36,813
Linde PLC	9,000	3,199
Nutrien Ltd.	84,900	6,270
Sherwin-Williams Co.	138,769	31,191
The Mosaic Co.	350,500	16,081
Westlake Corp.	70,287	8,152
		131,982
Metals & Mining - 3.4%
B2Gold Corp.	13,035,880	51,507
Barrick Gold Corp. (Canada)	235,269	4,368
Cleveland-Cliffs, Inc. (a)	334,200	6,126
Franco-Nevada Corp.	1,025,336	149,556
Freeport-McMoRan, Inc.	2,326,400	95,173
Glencore PLC	700,400	4,030
Ivanhoe Electric, Inc.	76,997	936
Ivanhoe Mines Ltd. (a)	8,031,618	72,561
Newcrest Mining Ltd.	55,849	997
Newmont Corp.	115,500	5,662
Novagold Resources, Inc. (a)	3,196,709	19,798
Nucor Corp.	386,525	59,707
POSCO sponsored ADR (e)	17,700	1,234
Sabina Gold & Silver Corp. (a)	700,800	1,063
Steel Dynamics, Inc.	301,696	34,110
Wheaton Precious Metals Corp.	649,200	31,266
		538,094
TOTAL MATERIALS		670,076
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	183,224	3,795
Gaming & Leisure Properties	4,888	254
		4,049
UTILITIES - 0.8%
Electric Utilities - 0.7%
Constellation Energy Corp.	492,293	38,645
NextEra Energy, Inc.	159,700	12,310
PG&E Corp. (a)	2,762,100	44,663
Southern Co.	316,300	22,008
		117,626
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	161,000	10,054
TOTAL UTILITIES		127,680
TOTAL COMMON STOCKS (Cost $7,409,282)		15,164,736

Preferred Stocks - 2.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	130,945	27,722
Reddit, Inc.:
Series E(a)(b)(c)	30,200	1,151
Series F(a)(b)(c)	127,549	4,860
		33,733
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	61,855	191
Series C(a)(b)(c)	243,394	752
Series D(a)(b)(c)	411,659	1,272
		2,215
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,800	945

Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc.:
Series D(a)(b)(c)	1,324,673	2,689
Series E(a)(b)(c)	627,820	1,500
		4,189
TOTAL CONSUMER DISCRETIONARY		7,349

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	8,102	791
Series H(a)(b)(c)	10,223	997
		1,788
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	82,543	1,474

TOTAL CONSUMER STAPLES		3,262

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)	68,639	1,957

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	594,600	1,760
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	0
		1,760
Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	270,000	4,514
Series F(a)(b)(c)	10,070	168
Somatus, Inc. Series E (a)(b)(c)	2,206	1,848
		6,530
TOTAL HEALTH CARE		8,290

INDUSTRIALS - 1.3%
Aerospace & Defense - 1.3%
Relativity Space, Inc. Series E (a)(b)(c)	308,359	5,705
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	145,254	111,846
Series H(a)(b)(c)	42,094	32,412
Series N(a)(b)(c)	66,208	50,980
		200,943
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	208,789	3,654

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	52,096	3,836

TOTAL INDUSTRIALS		208,433

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuro, Inc.:
Series C(a)(b)(c)	491,080	3,536
Series D(a)(b)(c)	94,265	679
Stripe, Inc.:
Series H(a)(b)(c)	34,900	703
Series I(b)(c)	497,211	10,009
Tenstorrent, Inc. Series C1 (a)(b)(c)	36,600	2,074
		17,001
TOTAL CONVERTIBLE PREFERRED STOCKS		280,025
Nonconvertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,020,247	10,641

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (b)(c)	615,508	17,548

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (a)(c)	325,855	4,738

TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,927
TOTAL PREFERRED STOCKS (Cost $194,309)		312,952

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (b)(c)(h)	2,280	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	2,040	1,944
TOTAL PREFERRED SECURITIES (Cost $4,320)		1,944

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(f) (Cost $44,970)	38,874,241	15,199

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.86% (j)	180,719,848	180,756
Fidelity Securities Lending Cash Central Fund 4.87% (j)(k)	37,461,554	37,465
TOTAL MONEY MARKET FUNDS (Cost $218,221)		218,221

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $7,871,102)	15,713,052
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(39,181)
NET ASSETS - 100.0%	15,673,871

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $613,516,000 or 3.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,755,000 or 0.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAC II LP	10/10/13	725

Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,375

Blu Investments LLC	5/21/20	170

Bolt Threads, Inc. Series D	12/13/17	21,247

Bolt Threads, Inc. Series E	2/07/20	9,657

Bowery Farming, Inc. Series C1	5/18/21	4,973

ByteDance Ltd. Series E1	11/18/20	14,348

Circle Internet Financial Ltd. Series E	5/11/21	9,990

Circle Internet Financial Ltd. Series F	5/09/22	2,892

Discord, Inc. Series I	9/15/21	1,542

ElevateBio LLC Series C	3/09/21	2,494

Epic Games, Inc.	7/13/20 - 7/30/20	13,744

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,264

GoBrands, Inc. Series G	3/02/21	2,023

GoBrands, Inc. Series H	7/22/21	3,972

I-Pulse, Inc.	3/18/10	81

Intarcia Therapeutics, Inc. Series CC	11/14/12	7,040

Intarcia Therapeutics, Inc. 6% 7/18/23	1/03/20	2,280

Lyra Health, Inc. Series E	1/14/21	2,472

Lyra Health, Inc. Series F	6/04/21	158

Nuro, Inc. Series C	10/30/20	6,411

Nuro, Inc. Series D	10/29/21	1,965

Rad Power Bikes, Inc.	1/21/21	2,289

Rad Power Bikes, Inc. Series A	1/21/21	298

Rad Power Bikes, Inc. Series C	1/21/21	1,175

Rad Power Bikes, Inc. Series D	9/17/21	3,945

Reddit, Inc. Series E	5/18/21	1,283

Reddit, Inc. Series F	8/11/21	7,882

Relativity Space, Inc. Series E	5/27/21	7,041

Somatus, Inc. Series E	1/31/22	1,925

Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	29,629

Space Exploration Technologies Corp. Class C	9/11/17	614

Space Exploration Technologies Corp. Series G	1/20/15	11,251

Space Exploration Technologies Corp. Series H	8/04/17	5,682

Space Exploration Technologies Corp. Series N	8/04/20	17,876

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	7,252

Stripe, Inc. Class B	5/18/21	3,338

Stripe, Inc. Series H	3/15/21	1,400

Stripe, Inc. Series I	3/20/23	10,011

Tanium, Inc. Class B	4/21/17 - 9/18/20	9,907

Tenstorrent, Inc. Series C1	4/23/21	2,176

Tenstorrent, Inc. 0%	4/23/21	2,040

TulCo LLC	8/24/17	5,964

Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	44,970

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	6,620

Zipline International, Inc.	10/12/21	2,697

Zipline International, Inc. Series E	12/21/20	6,813

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	68,583	920,144	807,971	2,138	-	-	180,756	0.5%
Fidelity Securities Lending Cash Central Fund 4.87%	52,379	216,273	231,187	25	-	-	37,465	0.1%
Total	120,962	1,136,417	1,039,158	2,163	-	-	218,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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